VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Brazil: 0.5%
240,017	(1)	StoneCo Ltd.	$8,333,390	0.5

		China: 3.7%
804,174	(1)	JD.com, Inc. ADR	58,093,530	3.4
175,300	(1),(2)	Meituan Class B	5,595,830	0.3
			63,689,360	3.7

		Denmark: 0.3%
148,908		Ambu A/S	4,403,455	0.3

		France: 7.5%
112,935		Dassault Systemes SE	5,943,242	0.3
61,315		Kering SA	43,549,508	2.6
109,566		LVMH Moet Hennessy Louis Vuitton SE	78,477,928	4.6
			127,970,678	7.5

		Germany: 2.4%
304,601		SAP SE	41,190,809	2.4

		India: 4.6%
8,911,196		DLF Ltd.	49,686,518	2.9
1,507,825		ICICI Bank Ltd. ADR	28,452,658	1.7
			78,139,176	4.6

		Italy: 0.3%
97,923	(1)	Brunello Cucinelli SpA	5,370,777	0.3

		Japan: 12.6%
84,000		Capcom Co., Ltd.	2,334,035	0.1
54,800		Fanuc Ltd.	12,015,553	0.7
83,104		Keyence Corp.	49,602,378	2.9
548,500		Murata Manufacturing Co., Ltd.	48,516,189	2.8
483,800		Nidec Corp.	53,334,115	3.1
284,600		Omron Corp.	28,161,909	1.7
603,000		TDK Corp.	21,745,833	1.3
			215,710,012	12.6

		Netherlands: 3.8%
396,330	(1)	Airbus SE	52,543,630	3.1
16,097		ASML Holding NV	12,025,357	0.7
			64,568,987	3.8

		Spain: 0.6%
277,244		Industria de Diseno Textil SA	10,201,364	0.6

		Sweden: 3.2%
810,823		Assa Abloy AB	23,519,227	1.4
506,504		Atlas Copco AB - A Shares	30,585,575	1.8
			54,104,802	3.2

		Switzerland: 1.0%
12,374		Lonza Group AG	9,281,859	0.5
21,891	(1)	Zur Rose Group AG	8,785,057	0.5
			18,066,916	1.0

		United Kingdom: 2.1%
465,144	(1)	Farfetch Ltd. - Class A	17,433,597	1.0
978,624		Prudential PLC	18,990,618	1.1
			36,424,215	2.1

		United States: 56.7%
131,339	(1)	Adobe, Inc.	75,614,489	4.4
235,167		Agilent Technologies, Inc.	37,045,857	2.2
66,908	(1)	Alphabet, Inc. - Class A	178,879,876	10.5
4,647	(1)	Amazon.com, Inc.	15,265,581	0.9
332,422		Analog Devices, Inc.	55,674,036	3.3
744,036	(1)	Avantor, Inc.	30,431,072	1.8
212,217	(1)	Boston Scientific Corp.	9,208,096	0.5
51,528	(1)	Castle Biosciences, Inc.	3,426,612	0.2
23,873	(1)	Charles River Laboratories International, Inc.	9,851,671	0.6
17,463		Danaher Corp.	5,316,436	0.3
127,047	(1)	Dun & Bradstreet Holdings, Inc.	2,135,660	0.1
132,723		Equifax, Inc.	33,634,663	2.0
259,694	(1)	Facebook, Inc.- Class A	88,137,547	5.2
148,104		Fidelity National Information Services, Inc.	18,021,295	1.1
28,328	(1)	Illumina, Inc.	11,490,120	0.7
175,413		Intuit, Inc.	94,637,068	5.5
8,519	(1)	Intuitive Surgical, Inc.	8,469,164	0.5
45,144	(1)	IQVIA Holdings, Inc.	10,813,794	0.6
15,845	(1)	Marriott International, Inc.	2,346,486	0.1
61,957		Microsoft Corp.	17,466,917	1.0
46,363	(1)	Natera, Inc.	5,166,693	0.3
24,304		Nvidia Corp.	5,034,817	0.3
28,088	(1)	Omnicell, Inc.	4,169,102	0.2
164,223	(1)	PayPal Holdings, Inc.	42,732,467	2.5
74,831		Pegasystems, Inc.	9,511,020	0.6
142,290	(1)	Phathom Pharmaceuticals, Inc.	4,567,509	0.3
98,107	(1)	Qualtrics International, Inc.	4,193,093	0.2
192,476		S&P Global, Inc.	81,781,128	4.8
37,124	(1)	Splunk, Inc.	5,372,214	0.3
130,700	(1)	Uniqure B.V.	4,183,707	0.2
184,365		United Parcel Service, Inc. - Class B	33,572,866	2.0
209,936	(1)	Veracyte, Inc.	9,751,527	0.6
84,966		Visa, Inc. - Class A	18,926,176	1.1
183,335	(1)	Walt Disney Co.	31,014,782	1.8
			967,843,541	56.7

	Total Common Stock
	(Cost $598,834,274)		1,696,017,482	99.3

VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
	India: 0.0%
2,598,630	(1) Zee Entertainment Enterprises Ltd.	$71,769	0.0

	Total Preferred Stock
	(Cost $335,415)	71,769	0.0

	Total Long-Term Investments
	(Cost $599,169,689)	1,696,089,251	99.3

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
8,002,297	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $8,002,297)	8,002,297	0.5

	Total Short-Term Investments
	(Cost $8,002,297)	8,002,297	0.5

	Total Investments in Securities (Cost $607,171,986)	$1,704,091,548	99.8
	Assets in Excess of Other Liabilities	4,072,237	0.2
	Net Assets	$1,708,163,785	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of September 30, 2021.

Sector Diversification	Percentage of Net Assets
Information Technology	33.0%
Communication Services	17.6
Industrials	14.1
Consumer Discretionary	13.8
Health Care	9.8
Financials	7.6
Real Estate	2.9
Consumer Staples	0.5
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Portfolio holdings are subject to change daily.

VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Brazil	$8,333,390	$–	$–	$8,333,390
China	58,093,530	5,595,830	–	63,689,360
Denmark	4,403,455	–	–	4,403,455
France	–	127,970,678	–	127,970,678
Germany	–	41,190,809	–	41,190,809
India	28,452,658	49,686,518	–	78,139,176
Italy	–	5,370,777	–	5,370,777
Japan	–	215,710,012	–	215,710,012
Netherlands	–	64,568,987	–	64,568,987
Spain	–	10,201,364	–	10,201,364
Sweden	–	54,104,802	–	54,104,802
Switzerland	8,785,057	9,281,859	–	18,066,916
United Kingdom	17,433,597	18,990,618	–	36,424,215
United States	967,843,541	–	–	967,843,541
Total Common Stock	1,093,345,228	602,672,254	–	1,696,017,482
Preferred Stock	71,769	–	–	71,769
Short-Term Investments	8,002,297	–	–	8,002,297
Total Investments, at fair value	$1,101,419,294	$602,672,254	$–	$1,704,091,548

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $613,230,100.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,101,755,953
Gross Unrealized Depreciation	(10,864,175)
Net Unrealized Appreciation	$1,090,891,778